Restricted Cash - Summary of Restricted Cash (Detail) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	₨ 2,736,495	$ 42,029	₨ 5,012,451
Restricted cash - current	2,406,569	36,962	3,629,037
Restricted cash - non-current	329,926	5,067	1,383,414
Bank Demand Deposits [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	2,406,569	36,962	3,629,037
Term Deposits [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	₨ 329,926	$ 5,067	₨ 1,383,414